INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Components of Intangible Assets and Unfavorable Lease) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Favorable lease agreements [Member] CNY	Dec. 31, 2013 Favorable lease agreements [Member] CNY	Dec. 31, 2014 Franchise agreements [Member] CNY	Dec. 31, 2013 Franchise agreements [Member] CNY	Dec. 31, 2014 Customer relationship [Member] CNY	Dec. 31, 2013 Customer relationship [Member] CNY	Dec. 31, 2014 Brand [Member] CNY	Dec. 31, 2013 Brand [Member] CNY	Dec. 31, 2014 Purchased software [Member] CNY	Dec. 31, 2013 Purchased software [Member] CNY
Intangible Assets [Line Items]
Intangible assets, original cost		1,313,009	1,243,422		479,644	451,337	53,318	49,574	7,073	7,073	709,708	684,300	63,266	51,138
Less: Accumulated amortization		(186,373)	(130,923)		(116,259)	(82,740)	(21,334)	(14,520)	(5,721)	(3,968)			(43,059)	(29,695)
Intangible assets, net	181,581	1,126,636	1,112,499
Unfavorable lease liability
Unfavorable lease agreements, original cost		445,465	416,612
Less: Accumulated amortization		(114,183)	(78,985)
Unfavorable lease liability, net	53,393	331,282	337,627
Amortization expense of intangible assets		55,877	47,422	45,096
Amortization expense of unfavorable lease agreements		35,198	32,921	32,457
Accumulated impairment losses	$ 226	1,403	0	0